PSF PGIM JENNISON VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Long-Term Investments — 99.0%
Common Stocks
Aerospace & Defense — 7.2%
Airbus SE (France)	124,251	$23,492,505
Boeing Co. (The)*	128,353	25,546,098
General Electric Co.	65,689	18,640,568
Northrop Grumman Corp.	49,898	34,042,411
RTX Corp.	232,491	44,847,514
		146,569,096
Automobiles — 1.9%
General Motors Co.	510,414	38,025,843
Banks — 11.2%
Bank of America Corp.	866,139	42,224,276
JPMorgan Chase & Co.	305,988	90,009,430
M&T Bank Corp.	119,027	24,605,262
PNC Financial Services Group, Inc. (The)	184,649	38,423,610
Truist Financial Corp.	678,757	31,202,459
		226,465,037
Beverages — 1.0%
PepsiCo, Inc.	135,208	20,996,450
Biotechnology — 1.4%
AbbVie, Inc.	129,666	28,201,058
Broadline Retail — 1.8%
Amazon.com, Inc.*	179,879	37,463,399
Building Products — 2.1%
Johnson Controls International PLC	325,296	42,597,511
Capital Markets — 2.2%
Goldman Sachs Group, Inc. (The)	51,738	43,769,831
Chemicals — 3.3%
Dow, Inc.	561,669	23,393,514
DuPont de Nemours, Inc.(a)	442,153	20,250,607
Linde PLC	46,859	23,230,818
		66,874,939
Communications Equipment — 2.2%
Cisco Systems, Inc.	580,664	45,053,720
Consumer Staples Distribution & Retail — 3.3%
Walmart, Inc.	531,532	66,058,797
Electric Utilities — 0.8%
Alliant Energy Corp.	218,172	15,656,023
Electrical Equipment — 1.0%
Siemens Energy AG (Germany)	113,493	19,571,819
Entertainment — 1.4%
Walt Disney Co. (The)	297,655	28,687,989
Ground Transportation — 1.4%
Union Pacific Corp.	116,723	28,319,334
Health Care Equipment & Supplies — 0.8%
GE HealthCare Technologies, Inc.(a)	218,031	15,519,447
Health Care Providers & Services — 0.7%
UnitedHealth Group, Inc.	56,659	15,331,359
Hotels, Restaurants & Leisure — 1.0%
McDonald’s Corp.	66,030	20,521,464
	Shares	Value
Common Stocks (continued)
Household Durables — 1.4%
Toll Brothers, Inc.	206,954	$28,243,012
Industrial Conglomerates — 1.5%
3M Co.	214,553	31,159,532
Industrial REITs — 1.2%
Prologis, Inc.	185,649	24,539,085
Insurance — 4.7%
Chubb Ltd.	78,441	25,566,275
Lincoln National Corp.	564,690	20,046,495
Marsh & McLennan Cos., Inc.	100,344	17,404,667
MetLife, Inc.	445,937	31,536,665
		94,554,102
Interactive Media & Services — 4.2%
Alphabet, Inc. (Class A Stock)	245,519	70,601,444
Meta Platforms, Inc. (Class A Stock)	25,765	14,740,929
		85,342,373
IT Services — 0.8%
International Business Machines Corp.	70,144	17,002,204
Machinery — 3.3%
Caterpillar, Inc.	34,686	24,573,644
Parker-Hannifin Corp.	47,389	42,424,528
		66,998,172
Multi-Utilities — 5.7%
CenterPoint Energy, Inc.	944,726	40,774,374
NiSource, Inc.	1,233,389	57,549,931
Public Service Enterprise Group, Inc.	224,544	18,176,837
		116,501,142
Oil, Gas & Consumable Fuels — 10.4%
Cheniere Energy, Inc.	103,492	29,366,890
Chevron Corp.	209,915	43,431,413
Exxon Mobil Corp.	362,094	61,432,868
Shell PLC, ADR(a)	384,923	35,797,839
Williams Cos., Inc. (The)	576,491	41,957,015
		211,986,025
Personal Care Products — 1.1%
Unilever PLC (United Kingdom), ADR(a)	389,870	22,210,894
Pharmaceuticals — 5.2%
AstraZeneca PLC (United Kingdom)	143,601	28,320,989
Eli Lilly & Co.	38,045	34,992,650
Merck & Co., Inc.	189,152	22,753,094
Roche Holding AG, ADR(a)	384,263	19,101,714
		105,168,447
Residential REITs — 1.4%
Camden Property Trust	297,139	29,018,595
Semiconductors & Semiconductor Equipment — 8.2%
Advanced Micro Devices, Inc.*	169,862	34,555,027
Applied Materials, Inc.	94,609	32,336,410
Broadcom, Inc.	94,368	29,207,840
Micron Technology, Inc.	26,322	8,892,624
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PSF PGIM JENNISON VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR(a)	111,567	$37,704,068
Texas Instruments, Inc.	117,775	22,864,838
		165,560,807
Software — 0.6%
Microsoft Corp.	35,269	13,055,526
Specialized REITs — 1.3%
Gaming & Leisure Properties, Inc.	589,922	26,174,839
Specialty Retail — 1.2%
Lowe’s Cos., Inc.(a)	99,973	23,621,620
Technology Hardware, Storage & Peripherals — 1.1%
Dell Technologies, Inc. (Class C Stock)(a)	131,326	21,554,536
Trading Companies & Distributors — 1.0%
United Rentals, Inc.	27,019	19,684,963

Total Long-Term Investments—99.0% (cost $1,236,903,353)		2,008,058,990
Short-Term Investments — 7.5%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 3.781%)(wb)	19,333,924	19,333,924
PGIM Institutional Money Market Fund (7-day effective yield 3.829%) (cost $131,723,427; includes $131,387,156 of cash collateral for securities on loan)(b)(wb)	131,840,093	131,747,805

Total Short-Term Investments (cost $151,057,351)		151,081,729

TOTAL INVESTMENTS—106.5% (cost $1,387,960,704)		2,159,140,719

Liabilities in excess of other assets — (6.5)%		(131,322,776)

Net Assets — 100.0%		$2,027,817,943

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $130,452,498; cash collateral of $131,387,156 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A2